General and administrative expenses - Schedule of general and administrative expenses (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of General and Administrative Expenses [Abstract]
Salaries and payroll taxes		$ 37,587	$ 23,300	$ 27,178
Share-based payments (Note 31)		34,923	23,133	16,576
Fees and compensation for services		13,377	11,764	9,848
Employee benefits		6,020	4,678	3,360
Institutional promotion and advertising		2,324	2,174	2,066
Taxes, rates and contributions	[1]	9,687	1,884	1,859
Others		5,036	3,550	2,939
Total general and administrative expenses		$ 108,954	$ 70,483	$ 63,826

[1]	For the years ended December 31, 2024, 2023 and 2022, including 8,017, 1,072 and 279, respectively, related to personal assets tax.